Share Capital - Common Shares (Details)	12 Months Ended
	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2018 CAD ($) shares
Disclosure of classes of share capital [line items]
Number of share options exercised (in options) | shares	0	2,000
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Equity, beginning, shares | shares	1,005,121,738	1,005,120,012
Shares cancellation (in shares) | shares		(1,726)
Equity, ending, shares | shares	1,005,121,738	1,005,121,738
Issued capital, beginning balance (in shares)	$ 7,293,000,000	$ 7,293,000,000
Share cancellation		0
Issued capital, ending balance (in shares)	7,293,000,000	7,293,000,000
Dividend payables (in CAD per share)	126,000,000	126,000,000
Dividends declared on common shares	503,000,000	402,000,000
Dividends recognised as distributions to owners	$ 503,000,000	$ 276,000,000
Preference shares [member]
Disclosure of classes of share capital [line items]
Equity, beginning, shares | shares	36,000,000	36,000,000
Equity, ending, shares | shares	36,000,000	36,000,000
Issued capital, beginning balance (in shares)	$ 874,000,000	$ 874,000,000
Issued capital, ending balance (in shares)	874,000,000	874,000,000
Dividend payables (in CAD per share)	0	0
Dividends declared on common shares	35,000,000	35,000,000
Dividends recognised as distributions to owners	$ 35,000,000	$ 43,000,000